8 CRC Transferred to the Parana State Government	12 Months Ended
Dec. 31, 2020
CRC Transferred To Parana State Government [Abstract]
CRC Transferred to the Parana State Government
8	CRC Transferred to the Paraná State Government

The Company's Management and the Paraná State Government formalized on October 31, 2017 the fifth amendment to the agreement for renegotiation of the Account for Compensation of Income and Losses - CRC. The State of Paraná complied with the agreed terms and made the payments of the monthly interest until December 2017. With the end of the grace period, the State of Paraná has complied with the payments under the agreed terms, remaining 64 monthly installments to be paid. The contract balance is updated by the IGP-DI variation and interest of 6.65% p.a.

8.1	Changes in CRC

Balance as of		Monetary		Balance as of		Monetary		Balance as of
January 1, 2019	Interest	variations	Amortizations	December 31, 2019	Interest	variations	Amortizations	December 31, 2020
1,445,042	87,710	96,519	(278,586)	1,350,685	80,788	261,176	(300,025)	1,392,624

Current				219,236				287,789
Noncurrent				1,131,449				1,104,835
8.2	Maturity of noncurrent installments

2022	306,928
2023	327,341
2024	349,111
2025	121,455
1,104,835